Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000024616 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024616 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024616 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000024616 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000170835 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170835 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170835 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000170835 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000024617 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024617 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024617 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000024617 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	50.30%